Capital Leased Assets and Capital Lease Obligations - (Details 2) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Capital Lease Obligations [Abstract]
Capital lease obligations, current	$ 14,534	$ 13,508
Capital lease obligations, noncurrent	219,090	$ 233,625
Total	$ 233,624